SUNAMERICA STRATEGIC INVESTMENT SERIES, INC.(R)

              Supplement to the Prospectus dated November 16, 2001

The following items reflect changes to the Class B shares of the Fund:

The Maximum Deferred Sales Charge (Load), applicable to Class B shares of the Fund, as set forth on pages six and seven of the Prospectus, has been changed to 4.00%.

                                    *********

References to the cost of investing in Class B shares of the Fund, as indicated in the section entitled "EXAMPLE" on page 8 of the Prospectus, should be replaced with the following:

If you redeemed your investment at the end of the periods indicated:


                                          1 Year  3 Years   5 Years    10 Years

SUNAMERICA BIOTECH/HEALTH 30 FUND
    (Class B shares)....................   $623     $988     $1,380     $2,370

TAX MANAGED EQUITY FUND
    (Class B shares) ...................   $613     $958     $1,329     $2,265

SUNAMERICA STOCK INDEX FUND
    (Class B shares) ...................   $543     $743      $966      $1,502

SUNAMERICA SCIENCE & TECHNOLOGY FUND
    (Class B shares)....................   $618     $973     $1,354     $2,318


If you did not redeem your shares:


                                          1 Year   3 Years  5 Years    10 Years

SUNAMERICA BIOTECH/HEALTH 30 FUND
    (Class B shares)....................   $223     $688     $1,180     $2,370

TAX MANAGED EQUITY FUND
    (Class B shares) ...................   $213     $658     $1,129     $2,265

SUNAMERICA STOCK INDEX FUND
    (Class B shares) ...................   $143     $443      $766      $1,502

SUNAMERICA SCIENCE & TECHNOLOGY FUND
    (Class B shares) ...................   $218     $673     $1,154     $2,318


                                    *********

Under the section "CALCULATION OF SALES CHARGES" on page 12 of the Prospectus, the third paragraph should be replaced in its entirety with the following:

         CLASS B shares are offered at their net asset value per share, without any initial sales charge. However, there is a CDSC on shares you sell within six years of buying them. The longer the time between the purchase and the sale of shares, the lower the rate of the CDSC:

Class B deferred charges:


            Years after purchase               CDSC on shares being sold

            1st year or 2nd year               4.00%
            3rd year or 4th year               3.00%
            5th year                           2.00%
            6th year                           1.00%
            7th year or 8th year               None



Dated: January 2, 2002